UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23177

GOEHRING & ROZENCWAJG INVESTMENT FUNDS

(Exact name of Registrant as specified in charter)

110 Wall Street, New York, NY 10005-5991

(Address of principal executive offices) (Zip code)

Registrant’s Telephone Number, including Area Code: (646) 216-9777

Adam A. Rozencwajg

Goehring & Rozencwajg Associates, LLC

110 Wall Street

New York, NY 10005-5991

(Name and address of agent for service)

With copies To:

Michael Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Date of fiscal year end: May 31

Date of reporting period: June 1, 2021 – November 30, 2021

1

Item 1. Report to Stockholders.

(a)

GOEHRING & ROZENCWAJG

INVESTMENT FUNDS

SEMI-ANNUAL | NOVEMBER 30, 2021

Goehring & Rozencwajg Resources Fund

Institutional | 38035R208

Retail | 38035R109

TABLE OF CONTENTS

Manager Commentary	1
Disclosure of Fund Expenses	8
Schedule of Investments	9
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	20
Disclosure Regarding Approval Of Fund Advisory Agreement	29
Additional Information	31

Goehring & Rozencwajg Resources Fund	Manager Commentary

November 30, 2021 (Unaudited)

November 30th 2021

Dear Shareholders:

Investment Results

The Goehring & Rozencwajg Resources Fund Retail Share Class advanced by 6.69% from June 1st, 2021 until November 30th 2021. The Fund led the Lipper Natural Resources Index(1) which advanced by 2.62% and the MSCI World Index(2) which advanced by 2.83% between June 1st 2021 and November 30th 2021. The Fund’s investments in oil and gas related equities and uranium related equities were the largest positive contributors to absolute performance while the Fund’s investments in copper related securities and gold related securities were the largest detractors from absolute performance.*

Market Environment

Commodity prices were mixed during the period from June 1st 2021 to November 30th 2021. Due to the emergence of the COVID-19 Delta variant, many investors adopted a cautious stance towards commodity related investments broadly and energy investments in particular.

West Texas Intermediate (WTI) oil prices were nearly flat, declining by 0.21% from $66.32 to $66.18 per barrel. Brent crude prices advanced by 1.35% from $69.63 to $70.57 per barrel. Although energy prices were lackluster during the quarter, it is remarkable how fast energy prices rebounded following their 2020 lows.

Henry Hub natural gas prices advanced by a very strong 52.95% from $2.99 to $4.57 per mmbtu – the highest level since January 2019. Much of Europe, Asia and Russia entered into a natural gas crisis over the period as tight supply, strong demand and renewable power disruptions prevented inventories from rebuilding after the cold European winter of 2020/2021. In parts of Europe and Asia, liquified natural gas prices reached $35 per mmcf – the highest on record. Tight global gas inventories incentivized LNG exports from the US which helped tighten the market in the US as well.

All the precious metals fell materially during the period. Gold fell 6.79% from $1,903.77 to $1,774.52 per ounce. Silver fell by 18.26% from $27.94 to $22.84 per ounce. Palladium fell by 38.37% from $2,825.19 to $1,714.29 per ounce. Platinum fell by 20.72% from $1,184.44 to $939.07 per ounce.

Copper prices were weak, falling by 8.54% from $4.68 to $4.28 per pound as concerns mounted that the COVID-19 Delta variant would negatively impact economic activity in China.

The grain complex was mixed during the period. Corn prices fell by 13.67% from $6.57 to $5.67 per bushel. Soy prices fell by 20.47% from $1.53 to $1.22 per bushel. Earlier concerns of grain and soybean shortages were alleviated as growing conditions turned more favorable towards the end of the season and into the harvest. Wheat prices on the other hand rose 16.62% from $6.64 to $7.74 per bushel.

Uranium prices were very strong with spot prices rising by 45.70% from $31.40 per pound to $45.75 per pound. Term prices also did well rallying by 28.36% from $33.50 to $43.00 per pound. Uranium’s strength was prompted by increased physical buying by the Sprott Physical Uranium Trust.

*	Past performance does not guarantee future results.

Semi-Annual Report | November 30, 2021	1

Goehring & Rozencwajg Resources Fund	Manager Commentary

November 30, 2021 (Unaudited)

Investment Analysis

The Fund’s investments in oil and gas and uranium related securities were the largest contributors to positive absolute performance. The Fund’s three largest individual contributors to absolute performance between June 1st 2021 and November 30th 2021 were the following:

RRC – Shares of Range Resources Corp rose by 44.25% during the period. Investors responded favorably to the sharp rally in the natural gas price.

KAP LI – Shares of NAC Kazatomprom JSC-GDR rose 48.03% during the period driven by the improving uranium fundamentals and sharply rising spot and term pricing.

AR – Shares of Antero Resources Corp rose by 36.02% during the period driven by higher natural gas prices.

The Fund’s investments in copper and precious metal related securities were the largest detractors from absolute performance. The Fund’s three largest individual detractors to absolute performance were the following:

ERO CN – Ero Copper Corp fell by 26.41% on lower copper prices and a concern surrounding the COVID-19 Delta variant’s impact on economic activity.

TMQ CN – Trilogy Metals fell by 35.71% on lower copper prices.

CHX – ChampionX Corp fell by 22.98% on no news after having rallied sharply from March 2020 through May 2021.

Market Outlook

The period was dominated by fears of the COVID-19 Delta variant. Although first detected in late 2020 in India, the Delta variant was not officially named until May 31st 2021, by which point it had already spread to several countries. Investors responded to the news by selling those investments that had worked well since the initial COVID-19 lows reached in 2020.

As policy makers learned more about the new variant, it became clear new global lock-downs were not forthcoming and once again investors changed their positioning. By the end of November, commodities and natural resource equities were mixed. Oil was flat, natural gas had rallied sharply as had uranium. Copper, precious metals and agriculture related commodities were all lower.

The lack of investment in global upstream oil and gas became apparent during the period, starting with the natural gas market. A colder-than-normal 2020/2021 European winter left inventories below average. During the summer, European gas buyers hoped to replenish inventories through Russian pipeline imports but found those to be scarce as well owing to lower-than-normal Russian inventories. Global seaborn gas was unavailable as Asian demand exceeded consensus estimates. Making matters worse, UK and European solar and wind did not generate as much electricity as expected, drawing gas inventories down further. By the fall, Europe found itself in an energy crisis and gas prices spiked to $35 per mmcf – the highest sustained price on record. Natural gas shortages appeared in China as well resulting in factory shutdowns.

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Goehring & Rozencwajg Resources Fund	Manager Commentary

November 30, 2021 (Unaudited)

Based on our models, we expect that the natural gas crisis will quickly spill over into the crude market. Furthermore, at period end, we believed that the present energy crisis will take a very long time to resolve. The current situation is the result of years of stronger-than-anticipated demand combined with far too little upstream capital investment. Neither of these trends is expected to be quickly reversed and so we believe the current crisis will persist with high prices for the foreseeable future.

Adam Rozencwajg, CFA

Goehring & Rozencwajg Associates, LLC

Past performance does not guarantee future results. Fund prices fluctuate as the underlying assets have exposure to market fluctuations and other risks, as described in the Fund’s prospectus. Please visit www.gr-funds.com or call 1-844-464-6467 to obtain current performance information and for the current prospectus and statement of additional information.

Fund holdings are subject to change.

This report is for the information of shareholders of Goehring & Rozencwajg Resources Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The views of Goehring & Rozencwajg Associates, LLC and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Fund or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Goehring & Rozencwajg Associates, LLC nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

Diversification does not eliminate the risk of experiencing investment losses.

The Goehring & Rozencwajg Resources Fund is distributed by ALPS Distributors, Inc. Goehring & Rozencwajg is not affiliated with ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested, and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Adam Rozencwajg is a registered representative of ALPS Distributors, Inc. CFA Institute Marks are trademarks owned by the CFA Institute.

Semi-Annual Report | November 30, 2021	3

Goehring & Rozencwajg Resources Fund	Manager Commentary

November 30, 2021 (Unaudited)

(1)	Lipper Natural Resources Index is an unmanaged equally weighted index of the largest mutual funds in the Lipper Natural Resources category of funds. Index returns reflect the reinvestment of income dividends and capital gains, if any. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(2)	MSCI All Country World Index (ACWI), a broad-based securities index that will be used as a benchmark for assessing the performance of the Fund. The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Performance data shown for the MSCI ACWI is net of dividend tax withholding. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

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Goehring & Rozencwajg Resources Fund	Manager Commentary

November 30, 2021 (Unaudited)

AVERAGE ANNUAL TOTAL RETURN (for the period ended November 30, 2021)

	6 Month	1 Year	3 Year	Since Inception(1)	Expense Gross	Ratio(2) Net(3)
Goehring & Rozencwajg Resources Fund - Institutional - NAV	6.95%	77.75%	10.05%	1.86%	2.02%	0.92%
Goehring & Rozencwajg Resources Fund - Retail - NAV	6.69%	77.07%	9.66%	1.51%	2.24%	1.25%
MSCI All Country World Index (ACWI)(4)	2.83%	19.27%	15.96%	13.73%
Lipper Natural Resources Index(5)	2.62%	34.69%	8.64%	2.99%

TOP TEN HOLDINGS

(as a % of Net Assets)*

Range Resources Corp.	8.2%
NAC Kazatomprom JSC	6.7%
Cameco Corp.	5.7%
Pioneer Natural Resources Co.	5.2%
Mosaic Co.	4.1%
Antero Resources Corp.	4.1%
Sprott Physical Uranium Trust	3.9%
Nutrien Ltd.	3.4%
Matador Resources Co.	3.3%
EQT Corp.	3.2%
Top Ten Holdings	47.8%

INDUSTRY SECTOR ALLOCATION

(as a % of Net Assets)*

Oil & Gas Producers	39.5%
Metals & Mining	20.4%
Base Metal	14.7%
Oil & Gas Services & Equipment	8.2%
Agricultural Chemicals	7.5%
Chemicals	5.6%
Precious Metal Mining	1.4%
Cash, Cash Equivalents, & Other Net Assets	2.8%

*	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings. Holdings are as of November 30, 2021.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Shares of the Fund redeemed or exchanged within 30 days of purchase are subject to a 2% redemption fee. Performance does not reflect this fee, which if deducted would reduce an individual's return. To obtain the Fund’s most recent month-end performance, visit www.gr-funds.com or call 1-844-464-6467. This report is for the information of shareholders of Goehring & Rozencwajg Resources Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

(1)	The Fund commenced operations on December 30, 2016.

Semi-Annual Report | November 30, 2021	5

Goehring & Rozencwajg Resources Fund	Manager Commentary

November 30, 2021 (Unaudited)

(2)	Ratios as of the Prospectus dated September 28, 2021 and may differ from the ratios presented in the Financial Highlights.

(3)	Goehring & Rozencwajg Associates, LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.92% and 1.25% of the Fund’s average daily net assets for Institutional Class shares and Retail Class shares, respectively. This agreement is in effect through September 30, 2022, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. With respect to the Fund, the Adviser shall be permitted to recover, on a class-by-class basis, expenses it has borne subsequent to the effective date of the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that the Fund’s expenses in later periods fall below the lesser of (1) the expense limit in effect at the time the Adviser waives or limits the expenses and (2) the expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such reduced fees and expenses more than three years after the date on which the fee and expense was reduced.

(4)	MSCI All Country World Index (ACWI), a broad-based securities index that will be used as a benchmark for assessing the performance of the Fund, and the Lipper Natural Resources Index, an additional comparative index. The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Performance data shown for the MSCI ACWI is net of dividend tax withholding. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(5)	Lipper Natural Resources Index is an unmanaged equally weighted index of the largest mutual funds in the Lipper Natural Resources category of funds. Index returns reflect the reinvestment of income dividends and capital gains, if any. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

6	www.gr-funds.com

Goehring & Rozencwajg Resources Fund	Manager Commentary

November 30, 2021 (Unaudited)

GROWTH OF $100,000 INVESTMENT IN THE FUND (for the period ended November 30, 2021)

The chart shown above represent a hypothetical investment of $100,000 in the Fund’s Institutional Class shares for the period from inception to November 30, 2021. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Retail Class shares, performance for which is not reflected in the graph above. The performance of Retail Class shares is likely to be lower than the performance of the Institutional Class shares shown in the graphs above because of higher expenses paid by shareholders investing in the Retail Class shares as compared to Institutional Class shares.

Semi-Annual Report | November 30, 2021	7

Goehring & Rozencwajg Resources Fund	Disclosure of Fund Expenses

November 30, 2021 (Unaudited)

As a shareholder of the Goehring & Rozencwajg Resources Fund (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on June 1, 2021 and held until November 30, 2021.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expense Ratio(a)	Expenses Paid, and During Period June 1, 2021 - November 30, 2021(b)
Institutional Class
Actual	$1,000.00	$1,069.50	0.92%	$4.77
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	0.92%	$4.66
Retail Class
Actual	$1,000.00	$1,066.90	1.25%	$6.48
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	1.25%	$6.33

(a)	Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

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Goehring & Rozencwajg Resources Fund	Schedule of Investments

November 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (96.6%)
ENERGY (47.5%)
Oil & Gas Producers (39.5%)
Antero Resources Corp.(a)	291,209	$5,113,631
APA Corp.	57,938	1,493,062
Berry Petroleum Corp.	129,165	1,051,403
Callon Petroleum Co.(a)	11,456	582,423
Centennial Resource Development, Inc. - Class A(a)	74,393	463,468
Chesapeake Energy Corp.	38,395	2,286,038
Civitas Resources, Inc.	71,290	3,643,632
Diamondback Energy, Inc.	21,969	2,344,751
EQT Corp.(a)	208,189	4,045,112
Laredo Petroleum, Inc.(a)	29,039	1,710,397
Matador Resources Co.	105,627	4,147,972
Ovintiv, Inc.	27,682	962,226
PDC Energy, Inc.	75,732	3,819,165
Pioneer Natural Resources Co.	36,595	6,525,621
Range Resources Corp.(a)	525,300	10,274,870
Southwestern Energy Co.(a)	207,703	930,509
		49,394,280
Oil & Gas Services & Equipment (8.0%)
CES Energy Solutions Corp.	126,136	175,758
ChampionX Corp.(a)	106,882	2,181,461
Diamond Offshore Drilling, Inc.(a)	147,160	618,072
Drilling Co. of 1972 A/S(a)	25,480	920,852
Noble Corp. PLC(a)	28,520	666,227
NOV, Inc.(a)	62,805	748,636
Oceaneering International, Inc.(a)	146,686	1,568,073
Schlumberger NV	61,850	1,773,858
Transocean Ltd.(a)	259,144	782,615
Valaris, Ltd.(a)	18,035	560,167
		9,995,719
MATERIALS (49.1%)
Agricultural Chemicals (13.1%)
CF Industries Holdings, Inc.	45,494	2,756,481
Corteva, Inc.	30,636	1,378,620
Intrepid Potash, Inc.(a)	68,990	2,835,489
Mosaic Co.	150,217	5,140,426
Nutrien Ltd.	63,845	4,221,431
		16,332,447
Base Metal (31.1%)
Amerigo Resources Ltd.	949,218	943,682
Cameco Corp.	308,890	7,160,069
Copper Mountain Mining Corp.(a)	656,853	1,815,093
ERO Copper Corp.(a)	105,617	1,709,781

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021	9

Goehring & Rozencwajg Resources Fund	Schedule of Investments

November 30, 2021 (Unaudited)

Security Description	Shares	Value
Base Metal (continued)
Excelsior Mining Corp.(a)	565,282	$163,728
First Quantum Minerals Ltd.	84,237	1,795,588
Freeport-McMoRan, Inc.	79,790	2,958,613
Ivanhoe Mines Ltd. - Class A(a)	395,755	3,141,380
Lundin Mining Corp.	142,732	1,120,672
Mako Mining Corp.(a)	1,931,114	536,652
MMC Norilsk Nickel PJSC	31,455	903,702
NAC Kazatomprom JSC(b)	204,304	8,345,817
NexGen Energy, Ltd.(a)	287,392	1,344,995
Southern Copper Corp.	16,145	944,483
Sprott Physical Uranium Trust(a)	425,688	4,818,544
Trilogy Metals, Inc.(a)	626,501	1,064,235
Turquoise Hill Resources Ltd.(a)	12,478	185,548
		38,952,582
Metals & Mining (3.5%)
GoGold Resources, Inc.(a)	443,623	1,132,108
Minera Alamos, Inc.(a)	1,546,209	653,609
Mountain Province Diamonds, Inc.(a)	337,615	169,144
Uranium Energy Corp.(a)	352,822	1,383,063
Victoria Gold Corp.(a)	82,620	1,040,632
		4,378,556
Precious Metal Mining (1.4%)
Marathon Gold Corp.(a)	557,678	1,314,033
Maverix Metals, Inc.	93,567	430,681
		1,744,714
TOTAL COMMON STOCKS
(Cost $81,052,782)		120,798,298

WARRANTS (0.0%)(c)
ENERGY (0.0%)(c)
Oil & Gas Services & Equipment (0.0%)
Diamond Offshore Drilling, Inc., Expires 12/31/2049, Strike Price $0.00(d)	4,732	–
Tidewater, Inc., Expires 11/14/2042, Strike Price $0.01	3,561	37,106
		37,106
TOTAL WARRANTS
(Cost $564,381)		37,106

See Notes to Financial Statements.

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Goehring & Rozencwajg Resources Fund	Schedule of Investments

November 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (0.1%)
ENERGY (0.1%)
Oil & Gas Services & Equipment (0.1%)
Diamond Foreign Asset Co. / Diamond Finance LLC(e) 9.00%, 04/22/2027	$78,401	$77,617
Diamond Offshore Drilling, Inc.(d)	86,800	–
		77,617
TOTAL CORPORATE BONDS
(Cost $78,401)		77,617

PRIVATE SECURITIES (0.5%)
iPulse Convertible Notes(d)	158,530	158,530
Ivanhoe Electric Convertible Notes(d)	396,325	396,325
Ivanhoe Electric, Inc.(a)(d)	95,500	79,265
		634,120
TOTAL PRIVATE SECURITIES
(Cost $634,120)		634,120

Security Description	Shares	Value
SHORT TERM INVESTMENTS (2.6%)
Dreyfus Treasury Securities Cash Management, Institutional Class (7 day yield 0.010%)	3,271,702	3,271,702

TOTAL SHORT TERM INVESTMENTS
(Cost $3,271,702)		3,271,702

TOTAL INVESTMENTS - (99.8%)
(Cost $85,601,386)		124,818,843

Assets in Excess of Other Liabilities - (0.2%)		189,990

NET ASSETS - (100.0%)		$125,008,833

(a)	Non-income producing security.

(b)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of November 30, 2021, the aggregate market value of those securities was $8,345,817, which represents approximately 6.68% of net assets.
(c)	Less than 0.05%
(d)	Level 3 security in accordance with fair value hierarchy.
(e)	Paid-in-Kind.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021	11

Goehring & Rozencwajg Resources Fund	Schedule of Investments

November 30, 2021 (Unaudited)

COUNTRY COMPOSITION

(As of November 30, 2021)

United States	61.3%
Canada	29.1%
Kazakhstan	6.7%
Peru	0.8%
Denmark	0.7%
Russia	0.7%
Curacao	0.5%
Cayman Islands	0.1%
Total	99.8%

Percentages are based upon common stocks, rights, warrants, corporate bonds, private securities and short term investments as a percentage of net assets.

See Notes to Financial Statements.

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Goehring & Rozencwajg Resources Fund	Statement of Assets and Liabilities

November 30, 2021 (Unaudited)

ASSETS:
Investments, at value (cost $85,601,386)	$124,818,843
Cash	135,500
Foreign currency, at value (cost $4)	4
Receivable for shares sold	87,000
Dividends receivable	174,685
Interest receivable	4,726
Prepaid assets	10,700
Total Assets	125,231,458

LIABILITIES:
Payable to custodian	14,299
Payable for shares redeemed	18,000
Payable to adviser	56,933
Payable for administration fees	18,486
Payable for distribution and service fees	15,735
Payable to trustees	(2,581)
Payable to chief compliance officer	3,626
Payable for transfer agency fees	7,943
Payable for professional fees	87,277
Accrued expenses and other liabilities	2,907
Total Liabilities	222,625
NET ASSETS	$125,008,833

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$116,819,945
Total distributable earnings	8,188,888
NET ASSETS	$125,008,833

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.47
Net Assets	$105,233,368
Shares of beneficial interest outstanding	10,053,801
Retail Class:
Net Asset Value, offering and redemption price per share	$10.37
Net Assets	$19,775,465
Shares of beneficial interest outstanding	1,907,218

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021	13

Goehring & Rozencwajg Resources Fund	Statement of Operations

For the Six Months ended November 30, 2021 (Unaudited)

INVESTMENT INCOME:
Interest	$8,380
Dividends	792,230
Foreign taxes withheld	(22,518)
Total Investment Income	778,092

EXPENSES:
Investment advisory fee (Note 6)	501,876
Administration fee	83,737
Distribution and service fees
Retail Class	29,610
Custodian fee	25,868
Professional fees	57,097
Transfer agent fee	27,395
Trustees fees and expenses	21,419
Registration and filing fees	21,238
Printing fees	4,696
Chief compliance officer fee	21,462
Insurance expense	5,259
Other expenses	5,094
Total Expenses	804,751
Less fees waived/reimbursed by investment adviser
Institutional Class	(219,063)
Retail Class	(42,121)
Total fees waived/reimbursed by investment adviser (Note 6)	(261,184)
Net Expenses	543,567
NET INVESTMENT INCOME	234,525

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	697,741
Foreign currency transactions	91
Net realized gain	697,832

Change in unrealized appreciation/(depreciation) on:
Investments	5,808,922
Translation of asset and liabilities denominated in foreign currency	(48)
Net change in unrealized appreciation	5,808,874

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,506,706
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,741,231

See Notes to Financial Statements.

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Goehring & Rozencwajg Resources Fund	Statement of Changes in Net Assets

	Period Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
OPERATIONS:
Net investment income/(loss)	$234,525	$(40,835)
Net realized gain	697,832	228,999
Net change in unrealized appreciation	5,808,874	36,566,618
Net increase in net assets resulting from operations	6,741,231	36,754,782

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings Institutional	–	(762,967)
Retail	–	(147,106)
Total distributions	–	(910,073)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	26,790,385	34,053,585
Dividends reinvested	–	521,321
Shares redeemed	(5,545,431)	(11,928,645)
Net increase from beneficial share transactions	21,244,954	22,646,261
Retail Class
Shares sold	3,529,385	7,420,682
Dividends reinvested	–	146,906
Shares redeemed	(1,123,797)	(1,666,095)
Net increase from beneficial share transactions	2,405,588	5,901,493
Net increase in net assets	30,391,773	64,392,463

NET ASSETS:
Beginning of year	94,617,060	30,224,597
End of year	$125,008,833	$94,617,060

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021	15

Goehring & Rozencwajg Resources Fund	Financial Highlights

Institutional Class	For a share outstanding throughout the periods presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income/(loss) including reimbursement/waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements.

16	www.gr-funds.com

Goehring & Rozencwajg Resources Fund	Financial Highlights

Institutional Class	For a share outstanding throughout the periods presented

For the Six Months Ended November 30, 2021 (Unaudited)		For the Year Ended May 31, 2021	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Period Ended May 31, 2017(a)
$9.79		$4.99	$6.59	$9.76	$8.44	$10.00

0.02		0.00 (c)	0.03	(0.03)	(0.04)	(0.01)
0.66		4.93	(1.59)	(3.06)	1.42	(1.55)
0.68		4.93	(1.56)	(3.09)	1.38	(1.56)

–		(0.13)	(0.04)	(0.08)	(0.05)	–
–		–	–	–	(0.01)	–
–		(0.13)	(0.04)	(0.08)	(0.06)	–
0.68		4.80	(1.60)	(3.17)	1.32	(1.56)
$10.47		$9.79	$4.99	$6.59	$9.76	$8.44
6.95%		100.18%	(23.82%)	(31.67%)	16.40%	(15.60%)

$105,233		$78,230	$26,088	$26,793	$26,647	$2,935

1.39	%(e)	2.02%	2.43%	2.55%	4.21%	23.90	%(e)
0.92	%(e)	0.92%	0.92%	0.92%	0.92%	0.92	%(e)
0.47	%(e)	(0.02%)	0.50%	(0.40%)	(0.45%)	(0.28	%)(e)

7	%(f)	18%	84%	25%	15%	5	%(f)

(a)	The Fund commenced operations on December 30, 2016.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Assumes an initial investment at commencement of operations, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021	17

Goehring & Rozencwajg Resources Fund	Financial Highlights

Retail Class	For a share outstanding throughout the periods presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(c)

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income/(loss) including reimbursement/waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements.

18	www.gr-funds.com

Goehring & Rozencwajg Resources Fund	Financial Highlights

Retail Class	For a share outstanding throughout the periods presented

For the Six Months Ended November 30, 2021 (Unaudited)		For the Year Ended May 31, 2021	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Period Ended May 31, 2017(a)
$9.72		$4.95	$6.55	$9.72	$8.42	$10.00

0.01		(0.03)	0.02	(0.04)	(0.05)	(0.02)
0.64		4.91	(1.59)	(3.07)	1.41	(1.56)
0.65		4.88	(1.57)	(3.11)	1.36	(1.58)

–		(0.11)	(0.03)	(0.06)	(0.05)	–
–		–	–	–	(0.01)	–
–		(0.11)	(0.03)	(0.06)	(0.06)	–
0.65		4.77	(1.60)	(3.17)	1.30	(1.58)
$10.37		$9.72	$4.95	$6.55	$9.72	$8.42
6.69%		99.83%	(24.09%)	(32.00%)	16.20%	(15.80%)

$19,775		$16,387	$4,137	$4,906	$8,698	$2,821

1.72	%(d)	2.24%	2.82%	2.88%	5.51%	24.63	%(d)
1.25	%(d)	1.25%	1.25%	1.25%	1.25%	1.25	%(d)
0.15	%(d)	(0.38%)	0.34%	(0.46%)	(0.52%)	(0.61	%)(d)

7	%(e)	18%	84%	25%	15%	5	%(e)

(a)	The Fund commenced operations on December 30, 2016.
(b)	Calculated using the average shares method.
(c)	Assumes an initial investment at commencement of operations, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021	19

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

November 30, 2021 (Unaudited)

1. ORGANIZATION

The Goehring & Rozencwajg Resources Fund (the "Fund") is a no-load investment portfolio of Goehring & Rozencwajg Investment Funds (the “Trust”), an open-end series management investment company organized as a Massachusetts business trust on July 14, 2016, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 30, 2016. The Fund is a diversified investment company with an investment objective which seeks to maximize total return, which consists of income on its investments and capital appreciation. The Fund currently offers Retail Class Shares and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval. The Fund’s Investment Adviser is Goehring & Rozencwajg Associates, LLC (the “Adviser”).

The Fund will concentrate its investments in the securities of natural resources companies and other investments which provide economic exposure to natural resources or natural resources companies. When a Fund concentrates its investments in a particular sector or in particular industries, financial, economic, business, and other developments affecting issuers in that sector or in those industries will have a greater effect on that Fund than if it had not concentrated its assets in that sector or in those industries. The Fund’s concentration in natural resources investments exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. By investing primarily in natural resources investments, the Fund runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, or if there is no closing price or official closing price, the last sale price. If there have been no sales on that day, the securities are valued at the mean of the current bid and ask price. U.S. and non U.S. government and corporate debt securities are typically traded in the over-the-counter market internationally, and are generally valued using prices supplied by a pricing vendor approved by the Board of Trustees based on the mid point of quotes from multiple dealers and other factors deemed relevant by the pricing vendor. In the case of other securities not traded on an exchange, or if closing prices are not otherwise available, the market price is typically determined by independent third-party pricing vendors approved by the Fund’s Board of Trustees using a variety of pricing techniques and methodologies. U.S. government and agency securities are valued by a third-party pricing vendor at the mean between the closing bid and asked prices. Other than with respect to the debt securities discussed above, the market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board of Trustees, which may use, instead of quotes from dealers, a matrix, formula or other method that takes into consideration market indices, yield curves and other specific adjustments. Derivatives are valued using market quotations, a price supplied by a pricing service or counterparty, or using the fair value procedures discussed below, depending on the type of derivative and the availability of market quotations. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in the underlying funds are based on the underlying fund’s net asset value. Available cash is generally invested into a money market fund by the Fund’s custodian, and is valued at the latest net asset value per share as reported to the Fund’s administrator.

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Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

November 30, 2021 (Unaudited)

When the price quotations described above are not available, or when the Adviser believes that they are unreliable, the Fund’s assets may be priced using fair value procedures approved by the Board of Trustees. Because the Fund invests in investments that may be thinly traded or for which the price quotations described above may not be readily available or may be unreliable – such as securities of small capitalization companies, securities of issuers located in emerging markets, high yield securities and derivatives – the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid – such as equity securities of large capitalization domestic issuers. The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

Foreign Currency Translation: Assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Transactions denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into US dollar amounts on the date of those transactions. Adjustments from foreign currency transactions are reflected in the statement of operations.

The Fund does not isolate the portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of investments held. Those fluctuations are included with net unrealized gain from portfolio investments and foreign currency.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Semi-Annual Report | November 30, 2021	21

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

November 30, 2021 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of November 30, 2021:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$120,798,298	$–	$–	$120,798,298
Warrants	–	37,106	–	37,106
Corporate Bonds	–	77,617	–	77,617
Private Securities	–	–	634,120	634,120
Short Term Investments	3,271,702	–	–	3,271,702
Total	$124,070,000	$114,723	$634,120	$124,818,843

*	See Schedule of Investments for industry classification.

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Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

November 30, 2021 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset Type	Warrants	Corporate Bonds	Private Securities	Total
Balance as of May 31, 2021	$–	$–	$–	$–
Accrued Discount/Premium
Realized Gain/(Loss)	–	–	–	–
Change in Unrealized Appreciation/(Depreciation)	–	–	–	–
Purchases	–	–	634,120	634,120
Sales Proceeds	–	–	–	–
Transfer into Level 3	–	–	–	–
Transfer out of Level 3	–	–	–	–
Balance as of November 30, 2021	$–	$–	$634,120	$634,120
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at November 30, 2021	$(431,663)	$–	$–	$(431,663)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Class Expenses: Expenses that are specific to a class of shares of the Fund, including distribution fees (Rule 12b-1 fees), are charged directly to that share class.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that the Fund will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six months ended November 30, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required.

The Fund’s tax return is subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and three years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from dividends and other income the Fund receives from its investments, including short-term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for the Fund to avoid or reduce taxes.

Semi-Annual Report | November 30, 2021	23

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

November 30, 2021 (Unaudited)

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of November 30, 2021, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for federal tax purposes was as follows:

Gross unrealized appreciation (excess of value over tax cost)	$35,910,727
Gross unrealized depreciation (excess of tax cost over value)	(4,856,108)
Net unrealized appreciation	$31,054,619
Cost of investments for income tax purposes	$93,764,224

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by each Fund.

The tax character of distributions for the year ended May 31, 2021, were as follows:

Distributions Paid From:
Ordinary Income	$910,073
Total	$910,073

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short-term securities) during the six months ended November 30, 2021, was as follows:

Purchases of Securities	Proceeds from Sales of Securities
$31,579,279	$7,438,036

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Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

November 30, 2021 (Unaudited)

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Fund consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Fund or its creditors solely by reason of the purchaser’ ownership of the shares. Shares have no pre-emptive rights.

	For the Six Months Ended November 30, 2021 (Unaudited)	For the Year Ended May 31, 2021
Institutional Class
Shares sold	2,602,849	4,591,105
Shares issued in reinvestment of distributions to shareholders	–	80,203
Shares redeemed	(536,745)	(1,912,791)
Net increase in shares outstanding	2,066,104	2,758,517
Retail Class
Shares sold	337,382	1,093,114
Shares issued in reinvestment of distributions to shareholders	–	22,741
Shares redeemed	(116,420)	(264,963)
Net increase in shares outstanding	220,962	850,892

Shares redeemed within 30 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. The Fund had redemption fees of $17,137 during the year ended November 30, 2021, and had redemption fees of $6,581 during the year ended May 31, 2021.

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Fund pays the Adviser an annual management fee of 0.90%, based on the Fund’s average daily net assets. The management fee is paid on a monthly basis.

The Adviser has contractually agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.92% and 1.25% of the Fund’s average daily net assets for Institutional Class shares and Retail Class shares, respectively. This agreement is in effect through September 30, 2022, may only be terminated before then by the Board, and is reevaluated on an annual basis. With respect to the Fund, the Adviser shall be permitted to recover, on a class-by-class basis, expenses it has borne subsequent to the effective date of the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that the Fund’s expenses in later periods fall below the lesser of (1) the expense limit in effect at the time the Adviser waives or limits the expenses and (2) the expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such reduced fees and expenses more than three years after the date on which the fee and expense was reduced. Fees waived/reimbursed by the Adviser for the six months ended November 30, 2021, are disclosed in the Statement of Operations.

Semi-Annual Report | November 30, 2021	25

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

November 30, 2021 (Unaudited)

For the six months ended November 30, 2021, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/Reimbursed by Adviser
Institutional Class	$(219,063)
Retail Class	(42,121)
TOTAL	$(261,184)

As of November 30, 2021, the balances of recoupable expenses for the Fund were as follows:

Fund	Expiring in Fiscal Year 2022	Expiring in Fiscal Year 2023	Expiring in Fiscal Year 2024	Expiring in Fiscal Year 2025
Institutional Class	$228,623	$492,711	$450,412	$219,063
Retail Class	54,581	73,312	83,049	42,121
TOTAL	$283,204	$566,023	$533,461	$261,184

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS Fund Services Inc. (“ALPS”)) acts as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Fund, although it is not obliged to sell any particular amount of shares.

ADI is not entitled to any compensation from the Fund for its services as Distributor; however, ADI receives compensation from the Adviser. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

The Fund has adopted a Distribution and Services Plan pursuant to Rule 12b-1 of the 1940 Act. The Plan allows the Fund, as applicable, to use the Fund’s assets to pay fees in connection with the distribution and marketing of the Fund’s shares and/or the provision of shareholder services to the Fund’s shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use shares of the Fund as their funding medium and for related expenses. The recipients of such payments may include other affiliates of the Adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Fund. The Plans permit the Fund to make total payments at an annual rate of up to 0.25% of the average daily net asset value of the Retail Class. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time they will increase the cost of an investment in the Fund, and Plan fees may cost an investor more than other types of sales charges.

Under the Shareholder Services Plan (a “Services Plan”), the Fund is authorized to compensate certain financial institutions, including broker-dealers and Fund affiliates which may include the Distributor, Adviser and/or the transfer agent (the “Participating Organizations”), for providing services to the Fund or the Fund’s shareholders. This compensation may be used by the financial institution for payments to financial institutions and persons who provide administrative and support services to their customers who may from time to time beneficially own Retail Class shares. The Services Plan permits the Fund to make total payments at an annual rate of up to 0.15% of the Fund’s average daily net assets attributable to its Retail Class shares. However, the Fund may pay fees under the Services Plan at a lesser rate. Shareholder Services Plan fees are included with distribution and service fees on the Statement of Operations.

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Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

November 30, 2021 (Unaudited)

Fund Administrator Fees and Expenses: ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Fund. Pursuant to an Administration Agreement, ALPS provides operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. Several officers of the Trust are employees of ALPS. The Fund’s administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Fund for the six months ended November 30, 2021, are disclosed in the Statement of Operations.

The Administrator is also reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Fund for certain out-of-pocket expenses. Transfer agent fees paid by the Fund for the six months ended November 30, 2021, are disclosed in the Statement of Operations.

Compliance Services: ALPS provides services that assist the Fund’s chief compliance officer in monitoring and testing the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Fund. Compliance services fees paid by the Fund for the six months ended November 30, 2021, are disclosed in the Statement of Operations.

Beneficial Ownership: The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of November 30, 2021, there were no entities that beneficially owned 25% or greater of a Fund’s outstanding shares.

7. PRINCIPAL RISKS

The following is a description of select principal risks of the Fund’s portfolio, which may adversely affect its net asset value, yield and total return. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective. The Fund's prospectus and statement of additional information provide details of the risks the Fund is subject to.

Commodities Risk: Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate more than if the Fund had a broader range of investments. To the extent that the Fund is more heavily exposed to a commodity sub-sector that undergoes a period of weakness, an investor can expect poor returns from the Fund.

Natural Resources Investment Risk: Investment in companies in the natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Energy prices may decline sharply (as occurred in 2015), and a prolonged slump in energy prices is likely to have a negative effect on companies that extract, process or deliver energy-related commodities.

Semi-Annual Report | November 30, 2021	27

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

November 30, 2021 (Unaudited)

Concentration Risk: The Fund concentrates its investments in natural resources investments. Concentrating in natural resources investments increases the risk of loss because the stocks of many or all of the companies in the natural resources industry may decline in value due to a development adversely affecting the industry or one or more particular sub-industries or commodities. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the natural resources industry, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Market Disruption and Geopolitical Risk: Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

Coronavirus (COVID-19) Pandemic Risk: The impact of the COVID-19 pandemic has negatively affected the worldwide economy, as well as the economies of individual countries, individual companies and the market in general, in significant and unforeseen ways. The energy and commodity markets have been especially negatively impacted by the economic disruptions caused by COVID-19. Health crises caused by outbreaks, such as the COVID-19 pandemic, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of the COVID-19 pandemic has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

8. INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

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Goehring & Rozencwajg Resources Fund	Disclosure Regarding Approval Of Fund Advisory Agreement

November 30, 2021 (Unaudited)

The Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund (the “Independent Trustees”), approved the renewal of the investment management agreement (the “Agreement”) between Goehring & Rozencwajg Resources Fund (the “Fund”) and Goehring & Rozencwajg Associates, LLC (the “Adviser”) at a Board meeting held at 110 Wall Street, Room 5A, New York, NY 10005 on June 24, 2021.

The Board of Trustees, including the Independent Trustees, meets over the course of the year with the Adviser’s principals and regularly reviews information regarding the investment program and performance of the Fund. The Trustees considered information provided to the Trustees in advance of and at the meeting, which included, among other things, information regarding: (i) information on the Fund’s investment performance and the performance of a group of comparable funds; (ii) the Fund’s investment objective and strategies; (iii) the Fund’s advisory fee and other expenses, including comparisons of the Fund’s fees to the fees of a group of similar funds and other Adviser accounts, (iv) the Fund’s expense cap; and (v) arrangements in respect of the distribution of the Fund’s shares.

In considering whether to renew the Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their renewal of the Agreement included, but were not limited to, the following:

The nature, extent and quality of the services to be provided to the Fund under the Agreement.

The Trustees considered the nature, extent and quality of the services provided by the Adviser to the Fund. In this regard, the Trustees took into account the experience of the Adviser’s principals and the time and attention they devote to the Fund. The Trustees also considered the Fund’s record of compliance with its investment restrictions and the compliance program of the Fund and the Adviser. They also took into account the time the Adviser devotes to the oversight of other Fund services providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of the services provided by the Adviser supported the renewal of the Agreement.

Investment performance of the Adviser.

The Trustees reviewed performance information for the Fund for various time periods since the Fund’s inception. The review included a comparison of the Fund’s performance to the performance of a group of comparable funds and certain benchmark indices. The Trustees also considered the Adviser’s performance and reputation generally and its investment techniques, risk management controls and decision-making processes. The Trustees noted that although the Fund had experience periods of underperformance, the Fund’s underperformance was attributable to market conditions and investment decisions that were consistent with the Fund’s investment strategies. The Trustees also noted that the Fund had experienced periods of significant outperformance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that these factors supported the renewal of the Agreement.

Semi-Annual Report | November 30, 2021	29

Goehring & Rozencwajg Resources Fund	Disclosure Regarding Approval Of Fund Advisory Agreement

November 30, 2021 (Unaudited)

The costs of the services provided and profits realized by the Adviser from its relationship with the Fund.

The Trustees considered the fees charged to the Fund for advisory services as well as the Fund’s total expense levels. The Adviser furnished information to the Trustees showing a comparison of the Fund’s advisory fee and total expense levels compared to a group of comparable funds. The Trustees noted that an expense cap is currently in place for the Fund, and the Fund’s proposed advisory fee and expected total expenses (after application of the expense caps and waivers) align competitively with comparable groups of mutual funds. The Trustees noted that the Fund's total expenses (after application of the expense caps and waivers) was below the median total expenses of the comparable funds. The Trustees also considered information about fees charged by the Adviser to institutional clients, and the different services provided to those clients. The Trustees also considered that the Adviser is aware of the need to commit resources to minimize the effect on shareholders of any diseconomies of scale, which can result when a fund is newer. In this regard, they noted that, because the Fund is small, the Adviser is subsidizing much of the Fund’s expenses by waiver of its management fee.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee for the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser in respect of its relationship with the Fund supported the renewal of the Agreement.

Economies of scale.

The Trustees considered to what extent economies of scale would likely be realized as the Fund grows and whether those economies would be shared with the Fund. The Trustees noted that because the Fund is small, it is not expected to attain significant economies of scale for the near future. The Board also considered that the Fund and the Adviser are parties to an Expense Limitation Agreement providing for reimbursement by the Adviser to the Fund for certain Fund expenses.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement that the extent to which economies of scale would be shared with the Fund supported the renewal of the Agreement.

The Trustees considered other factors, which included but were not limited to so-called “fallout benefits” to the Adviser resulting from its management of the Fund, such as soft dollar arrangements and the benefits to the Adviser's institutional business from advising a registered investment company. The Trustees also considered the possible conflicts of interest associated with these fallout and other benefits, as well as the steps the Adviser took to mitigate such possible conflicts of interest.

Based on their evaluation of all factors they deemed to be material, including those factors described above, the Trustees, including the Independent Trustees, concluded that the Agreement should be renewed for an additional one year period.

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Goehring & Rozencwajg Resources Fund	Additional Information

November 30, 2021 (Unaudited)

1. FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of the Fund’s Form N-PORT are available without charge on the SEC website at http://www.sec.gov.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Fund’s policies and procedures used in determining how to vote proxies and information regarding how the Fund’s voted proxies relating to portfolio securities during the most recent prior 12-month period ending May 31 are available without charge, (1) upon request, by calling (toll-free) 1-844-464-6467 and (2) on the SEC’s website at http://www.sec.gov.

Semi-Annual Report | November 30, 2021	31

Must be accompanied or preceded by a prospectus.

gr-funds.com GRA000161

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to this Report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this Report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

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Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2) of Regulation S-K, or this Item.

Item 11.	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13.	Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.Cert.

(a)(3)	None.

(a)(4)	Not applicable.

(b)

The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goehring & Rozencwajg Investment Funds

By:	/s/ Adam A. Rozencwajg
Adam A. Rozencwajg
President

Date:	February 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

Goehring & Rozencwajg Investment Funds

By:	/s/ Adam A. Rozencwajg
Adam A. Rozencwajg
Principal Executive Officer and Principal Financial Officer

Date:	February 2, 2022

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